Share-Based Compensation - Schedule of BitAccess Plan Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average exercise price - Beginning balance	$ 1.04	$ 0
Weighted-average exercise price - End balance		1.04	$ 0
Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average exercise price - Beginning balance		$ 1.04
Weighted-average exercise price - End balance			$ 1.04
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average exercise price - End balance	$ 2.86
Employee Stock Option [Member] | Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options - Beginning balance	106,938	308,253
Options - Granted	39,600	84,380
Options - Exercised	(68,058)	(240,195)
Options - Forfeited	(34,700)	(45,500)
Options - End balance	43,780	106,938	308,253
Options - Vested and exercisable	12,249	1,719
Weighted-average exercise price - Granted	$ 2.86	$ 2.86
Weighted-average exercise price - Exercised	0	0
Weighted-average exercise price - Forfeited	2.86	2.86
Weighted-average exercise price - Vested and exercisable	$ 0	$ 0
Weighted-average remaining contractual term - Outstanding	8 years 7 months 6 days	8 years 10 months 9 days	9 years 6 months 18 days
Weighted-average remaining contractual term - Granted	9 years 3 days	9 years 4 months 2 days
Weighted-average grant-date fair value - Outstanding	$ 1.21	$ 1.13	$ 4.44
Weighted-average grant-date fair value - Granted	3.05	3.1
Weighted-average grant-date fair value - Exercised	4.44	4.44
Weighted-average grant-date fair value - Forfeited	3.07	3.1
Weighted-average grant-date fair value - Vested and exercisable	$ 3.1	$ 3.02
Restricted Stock Units (RSUs) [Member] | Bit Access Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units - Beginning balance	81,142		237,600
Restricted stock units - Issued		(156,458)
Restricted stock units - Forfeited	(25,641)
Restricted stock units - Exercised	(55,501)
Restricted stock units - End balance		81,142